Notes to the consolidated statements of income - Revenue (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Revenue
Dialysis services	€ 3,198,252	€ 2,957,381
Care Coordination	396,411	359,927
Health care services	3,594,663	3,317,308
Dialysis products	864,634	796,675
Non-dialysis products	28,499	18,574
Health care products	893,133	815,249
Total	4,487,796	4,132,557
Revenue from contracts with customers
Revenue
Dialysis services	3,198,252	2,957,381
Care Coordination	317,320	299,544
Health care services	3,515,572	3,256,925
Dialysis products	841,863	762,885
Non-dialysis products	28,499	18,574
Health care products	870,362	781,459
Total	4,385,934	4,038,384
Other revenue
Revenue
Care Coordination	79,091	60,383
Health care services	79,091	60,383
Dialysis products	22,771	33,790
Health care products	22,771	33,790
Total	€ 101,862	€ 94,173